J.P. MORGAN EXCHANGE-TRADED FUND TRUST
277 PARK AVENUE
NEW YORK, NEW YORK 10172
May 21, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: J.P. Morgan Exchange-Traded Fund Trust (the “Trust”), on behalf of
JPMorgan International Growth ETF (the “Fund”)
File No. 333-191837
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus for the Fund does not differ from the prospectus contained in the Post-Effective Amendment No. 263 (Amendment No. 265 under the Investment Company Act of 1940) filed electronically on May 15, 2020.
Please contact Carmine Lekstutis at 212-648-0919 if you have any questions.
Very truly yours,
/s/ Elizabeth A. Davin

Elizabeth A. Davin
Secretary